Average Annual Total Returns{- Franklin Payout 2021 Fund} - Franklin Fund Allocator Series (Payout) FAS3-07 - Franklin Payout 2021 Fund	Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Since Inception	Advisor Class After Taxes on Distributions Past 1 year	Advisor Class After Taxes on Distributions Since Inception	Advisor Class After Taxes on Distributions and Sales Past 1 year	Advisor Class After Taxes on Distributions and Sales Since Inception	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Since Inception	Bloomberg Barclays US Government & Credit 2021 Maturity Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays US Government & Credit 2021 Maturity Index (index reflects no deduction for fees, expenses or taxes) Since Inception
Total	4.93%	2.54%	3.99%	1.57%	2.91%	1.51%	4.92%	2.55%	4.25%	2.16%